Segments - Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Information
Revenue	$ 62,753	$ 61,860	$ 60,530
Plant and Other Property - Net	5,726	5,492	5,308
Operating right-of-use assets—net	3,197	3,220	2,878
Geographic Concentration Risk | Revenue Benchmark | United States
Segment Information
Revenue	25,144	25,309	25,098
Geographic Concentration Risk | Revenue Benchmark | Other countries
Segment Information
Revenue	37,609	36,551	35,432
Geographic Concentration Risk | Property, Plant and Equipment | United States
Segment Information
Plant and Other Property - Net	4,009	3,466	3,209
Geographic Concentration Risk | Property, Plant and Equipment | Other countries
Segment Information
Plant and Other Property - Net	1,717	2,027	2,100
Geographic Concentration Risk | Operating Right-Of-Use Assets - Net | United States
Segment Information
Operating right-of-use assets—net	1,154	1,249	1,074
Geographic Concentration Risk | Operating Right-Of-Use Assets - Net | India
Segment Information
Operating right-of-use assets—net	365	218	254
Geographic Concentration Risk | Operating Right-Of-Use Assets - Net | Japan
Segment Information
Operating right-of-use assets—net	324	340	259
Geographic Concentration Risk | Operating Right-Of-Use Assets - Net | Other countries
Segment Information
Operating right-of-use assets—net	$ 1,355	$ 1,413	$ 1,290